Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated subsidiaries information
Cash flows from operating activities	$ 27,269,084	$ 33,714,496	$ 25,099,736
Cash flows from investing activities	(17,005,077)	(23,898,235)	(17,331,085)
Cash flows from financing activities	(14,301,896)	(16,504,914)	(16,469,338)
Net decrease in cash and cash equivalents	(4,098,338)	(6,666,658)	$ (8,811,134)
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	3,756,935	4,390,549
Cash flows from investing activities	(3,301,043)	(3,423,332)
Cash flows from financing activities	(1,855,636)	(472,995)
Net decrease in cash and cash equivalents	(1,399,744)	494,222
Sky
Consolidated subsidiaries information
Cash flows from operating activities	8,118,541	9,122,533
Cash flows from investing activities	(4,006,732)	(3,827,245)
Cash flows from financing activities	(5,172,976)	(3,962,763)
Net decrease in cash and cash equivalents	$ (1,061,167)	$ 1,332,525